Direct Costs (Details) - Schedule of Direct Costs - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Direct Costs [Abstract]
Depreciation on property, plant and equipment	$ 12,656,056	$ 12,615,658
Employees’ costs	4,528,323	4,232,980
Reimbursable port charges (Note 6)	2,027,106	2,039,396
Maintenance charges	1,635,693	2,741,780
Spare parts and consumables used	1,140,063	1,460,979
Insurance charges	1,050,188	955,977
Others	717,627	644,672
Direct costs	$ 23,755,056	$ 24,691,442